Property consists of the following at July 31, 2021 and January 31, 2021: (Details) - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Sub-total	$ 335,177	$ 168,850	$ 178,600
Less: Accumulated depreciation	(96,989)	(88,823)	(64,091)
Total Property	238,188	80,027	114,509
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub-total	85,413	85,413	95,163
Shopequipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	43,004	43,004	43,004
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 206,760	$ 40,433	$ 40,433